Other operating expenses (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Continuing operations
Professional fee for disposal of ELP business	$ 0	0	8,685,023	0
Fines	0	0	0	2,367,000
Impairment loss on other investment	170,156	1,081,000	0	0
Others	153,951	978,054	1,886,963	494,943
Total other operating expenses	$ 324,107	2,059,054	10,571,986	2,861,943